Business Combinations - Summary of Business Acquisitions Transactions (Detail)		12 Months Ended
	Nov. 01, 2020	Dec. 31, 2020
Cradlepoint [member]
Disclosure Of Business Combinations [Line Items]
Company		Cradlepoint
Description		A US company providing Wireless WAN Edge 4G and 5G solutions for the enterprise market.
Transaction date	Nov. 01, 2020	Nov. 01, 2020
Genaker [member]
Disclosure Of Business Combinations [Line Items]
Company		Genaker
Description		A Spanish provider of Mission Critical Push-to-talk (MC-PTT) solutions.
Transaction date		Mar. 31, 2020
ST-Ericsson [member]
Disclosure Of Business Combinations [Line Items]
Company		ST-Ericsson
Description		The remaining shares were acquired in ST-Ericsson (previously a joint venture).
Transaction date		Dec. 31, 2019
Kathrein [member]
Disclosure Of Business Combinations [Line Items]
Company		Kathrein
Description		A German provider of antenna and filter technologies.
Transaction date		Oct. 31, 2019
CSF [member]
Disclosure Of Business Combinations [Line Items]
Company		CSF
Description		A US based company related to the iconectiv business.
Transaction date		Aug. 31, 2019
CENX [member]
Disclosure Of Business Combinations [Line Items]
Company		CENX
Description		A US based service assurance technology company.
Transaction date		Sep. 30, 2018
VidScale [member]
Disclosure Of Business Combinations [Line Items]
Company		VidScale
Description		A US company providing cloud-based Content Delivery Network (CDN) solutions.
Transaction date		Mar. 31, 2018
Placecast [member]
Disclosure Of Business Combinations [Line Items]
Company		Placecast
Description		A US company that leverages deterministic carrier data to deliver better audience, verification, and insight solutions.
Transaction date		Feb. 28, 2018